Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB

Numerator:
Net income attributable to China Nepstar Chain Drugstore Ltd. ordinary shareholders	35,933	90,092	11,828

Denominator:
Basic weighted average number of ordinary shares	206,127,305	199,198,962	197,446,940
Dilutive effect of outstanding share options and non-vested shares	250,377	64,402	—

Dilutive weighted average number of ordinary shares	206,377,682	199,263,364	197,446,940

Basic earnings per ordinary share	0.17	0.45	0.06

Diluted earnings per ordinary share	0.17	0.45	0.06